Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Note 19:	Recent Accounting Pronouncements

FASB ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements, issued in April 2011, improves the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The updated guidance is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. The Company adopted FASB ASU 2011-03 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements, issued in May 2011, provides guidance in common fair value measurement and disclosure requirements. The amendment changes the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted FASB ASU 2011-04 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, issued in June 2011, is designed to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in comprehensive income. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted FASB ASU 2011-05 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-08, Intangibles (Topic 350), Testing Goodwill for Impairment, issued in September 2011, is designed to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test in Topic 350. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company adopted FASB ASU 2011-08 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-12, issued in December 2011 is a deferral of only those changes in update 2011-05 that relates to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in Update 2011-05 are not affected by this update, including the requirements to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted FASB ASU 2011-12 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU amends the guidance in the FASB Accounting Standards Codification (FASB ASC) Topic 220, entitled Comprehensive Income. The goal behind development of the ASU 2013-02 amendments is to improve the transparency of reporting reclassification out of accumulated other comprehensive. For public companies, the ASU 2013-02 amendments are effective in reporting periods beginning after December 15, 2012. Earlier implementation of the guidance is allowed. Management does not expect adoption of this standard to have a material impact on the Company’s consolidated financial statements.